Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Abstract]
Summary of the accumulated other comprehensive income balances net of tax

	Balance at	Current	Balance at
	December 31,	Year	December 31,
	2011	Change	2012
Unrealized gains on securities
Available for sale	$3,643	$306	$3,949